Company's Operations - Summary (Details) - item	Dec. 31, 2026	Mar. 31, 2026
Company's Operations [Line Items]
Number of Industrial Units	15
Number of Technology Centers	6,000
BRAZIL
Company's Operations [Line Items]
Number of Technology Centers		4,000
Number of Distribution Centers		29
Number of Terminals		70
BRAZIL | Fibria
Company's Operations [Line Items]
Number of Ports		4
Foreign countries
Company's Operations [Line Items]
Number of Terminals		70
CHINA
Company's Operations [Line Items]
Number of Technology Centers		1,000
ISRAEL
Company's Operations [Line Items]
Number of Technology Centers		1,000
Suzano Industrial | BRAZIL
Company's Operations [Line Items]
Number of Industrial Units	13
Suzano Packaging LLC (Indirect) | UNITED STATES
Company's Operations [Line Items]
Number of Industrial Units		2
Suzano Packaging LLC (Indirect) | Pine Bluff
Company's Operations [Line Items]
Number of Industrial Units		2
Suzano Packaging LLC (Indirect) | Waynesville [Member]
Company's Operations [Line Items]
Number of Industrial Units		2